DEBT (Tables)	12 Months Ended
Dec. 31, 2014
DEBT
Schedule of future payments under debt agreements

As of December 31, 2014, future payments under the Company's debt agreements are as follows:

2015	$6,194
2016	2,667
2017	2,667
2018	1,479

Balance as of December 31, 2014	$13,007